Net interest income_Details of interest expense (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 KRW (₩)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 KRW (₩)	Dec. 31, 2017 KRW (₩)
Interest expense [Abstract]
Interest on deposits due to customers	₩ 3,424,441,000,000		₩ 2,917,165,000,000	₩ 2,380,263,000,000
Interest on borrowings	383,213,000,000		306,739,000,000	238,212,000,000
Interest on debentures	777,322,000,000		720,394,000,000	638,653,000,000
Interest expense on others	89,002,000,000		89,250,000,000	72,909,000,000
Interest on lease liabilities	9,086,000,000		0	0
Total	₩ 4,683,064,000,000	$ 4,052,846	₩ 4,033,548,000,000	₩ 3,330,037,000,000